Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Jul. 21, 2023	Jan. 06, 2023	Dec. 31, 2022
Organization
Shares Outstanding				21,257,708
Common stock, par value	$ 0.0001			$ 0.0001
Cash	$ 5,158		$ 31,200	$ 9,746
Accumulated deficit	$ (473,602)			$ (474,839)
Priveterra
Organization
Cash			29,200
Intangible Assets Acquired
Organization
Cash			2,000
Intangible Assets Acquired | Priveterra
Organization
Shares Outstanding		16,500,000
Common stock, par value		$ 0.0001
Cash			$ 2,001
Additional shares of common stock		16,000,000